Other income, net (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Other Income, Net
Other income, net consists of the following:

	Year ended March 31,
	2021	2020	2019
Net gain arising on financial assets designated as FVTPL	$6,352	$7,547	$7,947
Interest income	3,702	3,840	2,556
Dividend income	—	—	32
Others, net	2,410	2,988	4,059

Total	$12,464	$14,375	$14,594